EATON VANCE SHORT DURATION REAL RETURN FUND

Supplement to Prospectus dated March 1, 2014

1.  The following replaces the third paragraph under “Principal Investment Strategies” in “Fund Summary”:

The Fund generally invests directly in TIPS and certain other real return instruments and may also invest in one or more of the following registered investment companies sponsored by the Eaton Vance organization: CMBS Portfolio, Floating Rate Portfolio, Senior Debt Portfolio and Short-Term U.S. Government Portfolio (each, a “Portfolio”). Each Portfolio is described in “Further Information about the Portfolios” in the Fund Prospectus. The Fund’s portfolio managers, taking market and other factors into consideration, determine the percentage of the Fund’s assets to be invested directly and in each Portfolio. The Fund also may invest directly in securities or other instruments to gain exposure to sectors of the market the investment adviser believes may not be represented or are underrepresented by the Portfolios, to hedge certain Portfolios and/or to otherwise manage the exposures of the Fund. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.

2.  The following replaces the third paragraph under “Investment Objective & Principal Policies and Risks”:

The Fund generally invests directly in TIPS and certain other real return instruments and may also invest in one or more of the following Portfolios:

CMBS Portfolio;

Floating Rate Portfolio;

Senior Debt Portfolio; and

Short-Term U.S. Government Portfolio.

3.  The following is added to “Further Information About the Portfolios”:

Senior Debt Portfolio.  The Portfolio’s investment objective is to provide a high level of current income.  Under normal circumstances, the Portfolio invests at least 80% of its total assets in income producing floating rate loans and other floating rate debt securities.  The Portfolio invests primarily in senior floating rate loans of domestic and foreign borrowers (“Senior Loans”).  Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as “junk”).  The Portfolio also may borrow from banks for the purpose of acquiring additional income-producing investments (referred to as “leverage”).  The Portfolio may invest up to 35% of its net assets in foreign Senior Loans.  Foreign Senior Loans must be denominated in U.S. dollars, Euros, British pounds, Swiss francs, Canadian dollars, or Australian dollars.  The Portfolio may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), other floating rate debt securities, fixed income debt obligations and money market instruments.  Money market holdings with a remaining maturity of less than 60 days are deemed floating rate debt securities.

Under Senior Debt Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to the following of average daily gross assets of the Portfolio.  Gross assets of the Portfolio are calculated by deducting all liabilities of the Portfolio except the principal amount of any indebtedness for money borrowed, including debt securities issued by the Portfolio.  The fee is applied on the basis of the following categories:

Average Daily Net Assets for the Month	Annual Fee Rate
Up to and including $1 billion	0.5000%
In excess of $1 billion up to and including $2 billion	0.4500%
In excess of $2 billion up to and including $7 billion	0.4000%
In excess of $7 billion up to and including $10 billion	0.3875%
In excess of $10 billion	0.3750%

For the fiscal year ended October 31, 2013, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.49%.

Scott H. Page and Craig P. Russ, Vice Presidents of Eaton Vance and BMR, are co-portfolio managers of Senior Debt Portfolio since inception and November 7, 2007, respectively.  Messrs. Page and Russ also manage other Eaton Vance portfolios and have been Eaton Vance portfolio managers for more than five years.

November 6, 2014	16881 11.6.14

EATON VANCE SHORT DURATION REAL RETURN FUND

Supplement to Statement of Additional Information dated March 1, 2014

1.  The following replaces “Strategies and Risks”:

The Fund prospectus identifies the types of investments in which the Fund will principally invest in seeking its investment objective(s) and the principal risks associated therewith. The categories checked in the table below are all of the investments the Fund is permitted to make, including its principal investments and the investment practices the Fund (either directly or through one or more Portfolios as may be described in the prospectus) is permitted to engage in. To the extent that an investment type or practice listed below is not identified in the Fund prospectus as a principal investment, the Fund generally expects to invest less than 5% of its total assets in such investment type.  If a particular investment type that is checked and listed below but not referred to in the prospectus becomes a more significant part of the Fund’s strategy, the prospectus may be amended to disclose that investment. “Fund” as used herein and under “Additional Information About Investment Strategies” refers to the Fund and its corresponding Portfolio.  Information about the various investment types and practices and the associated risks checked below is included in alphabetical order in this SAI under “Additional Information about Investment Strategies.”

As used herein:

“CMBSP” refers to CMBS Portfolio, an investment option for the Fund;

“FRP” refers to Floating Rate Portfolio, an investment option for the Fund;

“STGP” refers to Short-Term U.S. Government Portfolio, an investment option for the Fund;

“SDP” refers to Senior Debt Portfolio, an investment option for the Fund; and

“SDRR” refers to the Fund, which may invest in each Portfolio described herein and also may invest directly in securities.

Investment Type	Permitted for or Relevant to:
	CMBSP	FRP	STGP	SDP	SDRR
Asset-Backed Securities (“ABS”)	√	√	√	√	√
Auction Rate Securities			√
Build America Bonds
Call and Put Features on Obligations	√				√
Cash Equivalents	√	√	√	√	√
Collateralized Mortgage Obligations (“CMOs”)	√		√		√
Commercial Mortgage-Backed Securities (“CMBS”)	√		√		√
Commodity-Related Investments
Common Stocks	√	√		√	√
Convertible Securities	√	√		√
Credit Linked Securities					√
Derivative Instruments and Related Risks	√	√	√	√	√
Direct Investments
Emerging Market Investments	√		√		√
Equity Investments	√	√		√	√
Equity Linked Securities
Exchange-Traded Funds (“ETFs”)	√		√		√
Exchange-Traded Notes (“ETNs”)
Fixed-Income Securities	√	√	√	√	√
Foreign Currency Transactions	√	√	√	√	√
Foreign Investments	√	√	√	√	√
Forward Foreign Currency Exchange Contracts	√	√	√	√	√

Investment Type	Permitted for or Relevant to:
	CMBSP	FRP	STGP	SDP	SDRR
Forward Rate Agreements	√				√
Futures Contracts	√	√	√	√	√
High Yield Securities	√	√		√	√
Hybrid Instruments
Illiquid Securities	√	√	√	√	√
Indexed Securities			√		√
Inflation-Indexed (or Inflation-Linked) Bonds		√	√	√	√
Junior Loans		√		√	√(1)
Liquidity or Protective Put Agreements
Loans		√		√	√
Master Limited Partnerships (“MLPs”)	√
Mortgage-Backed Securities (“MBS”)	√	√	√	√	√
Mortgage Dollar Rolls	√		√		√
Municipal Lease Obligations (“MLOs”)	√				√
Municipal Obligations
Option Contracts	√	√	√	√	√
Pooled Investment Vehicles	√	√	√	√	√
Preferred Securities	√	√		√
Real Estate Investment Trusts (“REITs”).	√				√
Repurchase Agreements	√	√	√	√	√
Residual Interest Bonds
Reverse Repurchase Agreements	√		√		√
Rights and Warrants	√	√		√
Royalty Bonds
Securities with Equity and Debt Characteristics	√	√		√
Senior Loans		√		√	√
Short Sales			√(2)		√
Stripped Mortgage-Backed Securities (“SMBS”)	√		√		√
Structured Notes	√	√		√
Swap Agreements	√	√	√(3)	√	√(3)
Swaptions	√	√	√	√	√
Trust Certificates
U.S. Government Securities	√	√	√	√	√
Unlisted Securities
Variable Rate Obligations	√				√
When-Issued Securities, Delayed Delivery and Forward Commitments	√	√	√	√	√
Zero Coupon Bonds	√	√		√	√

Other Disclosures Regarding Investment Practices	Permitted for or Relevant to:
	CMBSP	FRP	STGP	SDP	SDRR
Asset Coverage	√	√	√	√	√
Average Effective Maturity	√
Borrowing for Investment Purposes			√	√
Borrowing for Temporary Purposes	√	√	√	√	√
Diversified Status		√	√	√
Dividend Capture Trading
Duration	√				√
Events Regarding FNMA and FHLMC	√		√		√
Fund Investing in a Portfolio		√	√	√	√
Investments in the Subsidiary
Loan Facility				√
Option Strategy
Participation in the ReFlow Liquidity Program		√	√	√	√
Portfolio Turnover	√	√	√	√	√
Securities Lending	√	√	√(4)	√	√
Short-Term Trading	√		√		√
Significant Exposure to Global Natural Resources Companies
Significant Exposure to Health Sciences Companies
Significant Exposure to Smaller Companies
Significant Exposure to Utility and Financial Service Companies
Tax-Managed Investing

(1)

The adviser intends to limit commitments in bridge loan facilities to less than 5% of the Fund’s assets.

(2)

May seek to hedge investments or realize additional gains through short sales.

(3)

Will enter into interest rate and total return swaps only on a net basis (i.e., the two payment streams are netted out, with a Portfolio (or Fund) receiving or paying, as the case may be, only the net amount of the two payments).  STGP may also take short or long positions with regard to certain Markit indices which are synthetic total return swap indices.  See “Swap Agreements” for additional information.

(4)

May reinvest cash collateral in any other securities consistent with is investment objective and policies, seeking to invest at rates that are higher than the “rebate” rate that it normally will pay to the borrower with respect to such cash collateral.  Any such reinvestment will be subject to the investment policies, restrictions and risk considerations described in the Prospectus and in this SAI, including those relating to leverage.

2.  The following is added under “Investment Advisory and Administrative Services”:

Senior Debt Portfolio.  For a description of the compensation paid to the investment adviser on average daily net assets of the Portfolio, see the Prospectus.  The following table sets forth the net assets of the Portfolio and the advisory fees for the three fiscal years ended October 31, 2013:

	Advisory Fee for Fiscal Years Ended
Net Assets at 10/31/13	10/31/13	10/31/12	10/31/11
$7,113,676,624	$24,812,333	$12,140,518	$9,812,795

November 6, 2014